Property and Equipment, Net	12 Months Ended
Aug. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
9.	Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Furniture	57,051	-	-
Electronic equipment	225,749	-	-
Vehicles	3,889	1,902	294
Leasehold improvements	976,106	-	-
Buildings	44,776	47,776	7,395
	1,307,571	49,678	7,689
Less: accumulated depreciation	(741,074)	(12,723)	(1,969)

Construction in progress	14,751	-	-
Property and equipment, net	581,248	36,955	5,720

For the years ended August 31, 2019, 2020 and 2021, the Group recorded depreciation expenses of RMB152,801, RMB209,663 and RMB196,168 (US$30,365), respectively.

No impairment charges were recognized on the property and equipment for the years ended August 31, 2019 and 2020.

However, the Opinion and a related series of notice, administrative measures or circular and the compliance measures taken by the Company have material adverse impact on our after-school tutoring services related to academic subjects in China’s compulsory education system, which in turn have adversely affected the Company’s results of operations and prospect. The Company have gradually terminated our after-school tutoring services related to academic subjects business since August 2021, and officially ceased our business in October 2021. As a result, the Company recognized impairment loss with net amount of RMB493,375(US$76,369) on the property and equipment for the year ended August 31, 2021.

Subsequent to the date, the Company sold two apartments, both transactions were completed in September 2021. Both transactions are disclosed in Note 28 Subsequent events.